Land Use Rights, Net	12 Months Ended
Dec. 31, 2017
Land Use Rights, Net
9.	LAND USE RIGHTS, NET

	December 31,
	2016	2017
Land use rights	$2,189	$2,336
Less: accumulated amortization	(223)	(294)

Land use rights, net	$1,966	$2,042

Amortization expenses for land use rights totaled $48, $46 and $54 for the years ended December 31, 2015, 2016 and 2017, respectively. Future amortization expenses are $54 per year for each of the next five years after December 31, 2017.

Land use right, net for discontinued operations:

	December 31,
	2016	2017
Land use rights	$7,705	$—
Less: accumulated amortization	(885)	—

Land use rights, net	$6,820	$—

Amortization expenses of land use rights for discontinued operations totaled $170, $161 and $nil for the years ended December 31, 2015, 2016 and 2017, respectively.

The land use right owned by Techfaith Intelligent Handset Beijing with a carrying value of $6,820 at December 31, 2016, was pledged for bank acceptances to Techfaith China. (see Note 16)